AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 95.9%
Communication Services - 10.7%
Baidu, Inc., Class A (China)*	61,816	$1,068,453
Kingsoft Corp., Ltd. (China)	147,800	493,498
Kuaishou Technology (China)*,1	15,300	153,833
MultiChoice Group (South Africa)	61,658	441,548
NetEase, Inc. (China)	25,725	481,232
Sea, Ltd., ADR (Singapore)*	2,900	221,328
Tencent Holdings, Ltd. (China)	28,106	1,086,264
Tencent Music Entertainment Group, ADR (China)*	41,172	173,334

Total Communication Services		4,119,490
Consumer Discretionary - 21.8%
Alibaba Group Holding, Ltd. (China)*	121,428	1,365,272
Feng TAY Enterprise Co., Ltd. (Taiwan)	76,355	427,750
H World Group Ltd., ADR (China)	12,000	460,200
Haidilao International Holding, Ltd. (China)*,1	59,000	117,881
JD.com, Inc., Class A (China)	15,852	472,905
Li Ning Co., Ltd. (China)	78,500	636,763
MakeMyTrip, Ltd. (India)*	22,148	708,736
Midea Group Co., Ltd., Class A (China)	62,985	514,792
Pepco Group, N.V. (United Kingdom)*,1,2	20,317	148,837
Prosus, N.V. (Netherlands)	17,612	1,148,919
Sands China, Ltd. (Macau)*	203,550	477,435
Shenzhou International Group Holdings, Ltd. (China)	8,460	88,984
Trip.com Group, Ltd., ADR (China)*	32,677	842,413
Yum China Holdings, Inc. (China)	19,717	960,415

Total Consumer Discretionary		8,371,302
Consumer Staples - 7.1%
Angel Yeast Co., Ltd., Class A (China)	25,700	169,484
Bid Corp., Ltd. (South Africa)	29,193	537,488
CP All PCL (Thailand)	102,568	171,610
Dino Polska, S.A. (Poland)*,1,2	6,101	477,036
Fomento Economico Mexicano, S.A.B de CV (Mexico)	58,996	366,151
Orion Corp. (South Korea)	5,235	405,275
Vietnam Dairy Products JSC (Vietnam)	44,800	139,852
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	128,373	466,691

Total Consumer Staples		2,733,587
Energy - 3.2%
Reliance Industries, Ltd. (India)*	38,288	1,217,725
Financials - 24.2%
AIA Group, Ltd. (Hong Kong)	88,968	893,830
	Shares	Value

B3, S.A. - Brasil Bolsa Balcao (Brazil)	63,300	$135,798
Banco Bradesco, S.A., ADR (Brazil)	139,383	462,752
Bank Mandiri Persero Tbk PT (Indonesia)	1,360,316	761,448
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,645,636	485,780
BDO Unibank, Inc. (Philippines)	285,190	619,063
China International Capital Corp., Ltd., Class H (China)[1]	384,000	706,071
East Money Information Co., Ltd., Class A (China)	86,100	285,178
Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	80,042	456,171
HDFC Bank, Ltd. (India)	82,440	1,505,443
HDFC Life Insurance Co., Ltd. (India)[1]	36,900	259,363
Housing Development Finance Corp., Ltd. (India)	45,869	1,384,226
OTP Bank Plc (Hungary)	16,673	344,204
Ping An Insurance Group Co. of China, Ltd., Class H (China)	60,500	355,561
XP, Inc., Class A (Brazil)*	29,406	620,467

Total Financials		9,275,355
Health Care - 4.2%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	79,700	429,044
CSPC Pharmaceutical Group, Ltd. (China)	215,408	235,862
Fleury, S.A. (Brazil)	114,222	358,730
Jinxin Fertility Group, Ltd. (China)[1]	82,000	63,714
Lepu Medical Technology Beijing Co., Ltd., Class A (China)	44,900	119,532
Odontoprev, S.A. (Brazil)	167,761	321,638
Syngene International, Ltd. (India)[1]	11,810	84,963

Total Health Care		1,613,483
Industrials - 2.4%
Copa Holdings, S.A., Class A (Panama)*	3,800	255,436
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	48,455	655,915

Total Industrials		911,351
Information Technology - 21.6%
Advantech Co., Ltd. (Taiwan)	21,727	249,954
Delta Electronics, Inc. (Taiwan)	54,100	470,514
FPT Corp. (Vietnam)	20,000	71,677
Infosys, Ltd., Sponsored ADR (India)	11,776	229,514
MediaTek, Inc. (Taiwan)	23,000	529,922
Pagseguro Digital, Ltd., Class A (Brazil)*	7,888	85,585
Samsung Electronics Co., Ltd. (South Korea)	41,867	1,981,781
Silergy Corp. (China)	8,000	149,715
SK Hynix, Inc. (South Korea)	11,184	845,475

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 21.6% (continued)
Sunny Optical Technology Group Co., Ltd. (China)	6,876	$93,023
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	194,632	3,337,855
Tata Consultancy Services, Ltd. (India)	4,334	181,286
Yeahka, Ltd. (China)*	36,400	80,213

Total Information Technology		8,306,514
Real Estate - 0.7%
Greentown Service Group Co., Ltd. (China)	302,023	270,328

Total Common Stocks (Cost $33,546,852)		36,819,135

Principal Amount
Short-Term Investments - 3.4%
Joint Repurchase Agreements - 0.9%[3]
National Bank Financial, dated 07/29/22, due 08/01/22, 2.340% total to be received $366,240 (collateralized by various U.S. Treasuries, 0.000% - 3.250%, 08/01/22 - 09/09/49, totaling $373,492)	$366,169	366,169
	Principal Amount	Value
Repurchase Agreements - 2.5%
Fixed Income Clearing Corp., dated 07/29/22, due 08/01/22, 2.10% total to be received $950,255 (collateralized by various U.S. Treasuries, 0.375%, 07/15/27, totaling $968,955)	$950,000	$950,000

Total Short-Term Investments (Cost $1,316,169)		1,316,169
Total Investments - 99.3% (Cost $34,863,021)		38,135,304
Other Assets, less Liabilities - 0.7%		269,389
Net Assets - 100.0%		$38,404,693

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $2,011,698 or 5.2% of net assets.
[2]	Some of these securities, amounting to $411,332 or 1.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$1,675,188	$7,600,167	—	$9,275,355
Consumer Discretionary	2,971,764	5,399,538	—	8,371,302
Information Technology	315,099	7,991,415	—	8,306,514
Communication Services	836,210	3,283,280	—	4,119,490
Consumer Staples	1,370,330	1,363,257	—	2,733,587
Health Care	680,368	933,115	—	1,613,483
Energy	—	1,217,725	—	1,217,725
Industrials	911,351	—	—	911,351
Real Estate	—	270,328	—	270,328
Short-Term Investments
Joint Repurchase Agreements	—	366,169	—	366,169
Repurchase Agreements	—	950,000	—	950,000
Total Investments in Securities	$8,760,310	$29,374,994	—	$38,135,304

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2022, was as follows:
Country	% of Long-Term Investments
Brazil	5.4
China	32.2
Hong Kong	2.4
Hungary	0.9
India	15.1
Indonesia	3.4
Macau	1.3
Mexico	5.3
Netherlands	3.1
Panama	0.7
Philippines	1.7
Country	% of Long-Term Investments
Poland	1.3
Singapore	0.6
South Africa	2.7
South Korea	8.8
Taiwan	13.6
Thailand	0.5
United Kingdom	0.4
Vietnam	0.6
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$411,332	$366,169	$56,567	$422,736

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the securities received as collateral for securities lending at July 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.375%-4.500	07/15/23-05/15/48
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.